GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

10. GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2023	2022
Compensation and benefits	$2,469	$2,007
Corporate administration	1,126	1,097
Professional fees	1,123	586
Listing and filing fees	212	196
Total general and administrative expenses	$4,930	$3,886